Acquisition of Aetna - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 31, 2018	Nov. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 78,678		$ 38,451	$ 38,249
Other current liabilities		$ 5,357
Aetna Inc.
Business Acquisition [Line Items]
Cash and cash equivalents		6,565
Accounts receivable		4,089
Other current assets		3,896
Investments (current and long-term)		17,991
Goodwill		46,684
Intangible assets		23,746
Other long-term assets		8,282
Total assets acquired		111,253
Health care costs payable		5,359
Other current liabilities		10,026
Debt (current and long-term)		8,098
Deferred income taxes		4,574
Other long-term liabilities		13,101
Total liabilities assumed		41,158
Noncontrolling interests		329
Total consideration transferred		69,766
Premium receivables		2,400
Premium receivables, gross contractual amount		2,800
Premium uncollectible receivables		424
Other receivables		1,700
Other receivables, gross contractual amount		1,800
Other uncollectible receivables		$ 84